Air traffic liability and frequent flyer deferred revenue (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Air Traffic Liability
The balance as of December 31, 2019 and 2018 is as follows:

	December 31, 2019	December 31, 2018

Air traffic liability	$337,363	$424,579
Miles deferred revenue	187,931	186,378

Current	$525,294	$610,957

Miles deferred revenue	$229,701	$234,260

Non – current	$229,701	$234,260